Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	SINOVAC BIOTECH LTD
Entity Central Index Key	0001084201
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	001-32371
Entity Incorporation, State or Country Code	B9
Entity Address, Address Line One	No. 15 Zhi Tong Road
Entity Address, Address Line Two	Zhongguancun Science & Technology Park
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102200
Entity Common Stock, Shares Outstanding	98,903,243
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Trading Symbol	SVA
Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ
Trading Symbol	SVA
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No. 15 Zhi Tong Road
Entity Address, Address Line Two	Zhongguancun Science & Technology Park
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102200
Contact Personnel Name	Nan Wang
City Area Code	+86
Local Phone Number	10-5693-1800
Contact Personnel Fax Number	+86-10-5693-1800
Contact Personnel Email Address	ir@sinovac.com